Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Jan. 02, 2016 USD ($) catergory	Dec. 28, 2013 USD ($)	Jan. 03, 2015 USD ($)
Property, Plant and Equipment Line Items]
Number of principal product categories | catergory	7
Accounts Receivables
Accounts receivable allowance charge		$ 9
Share-based Compensation
Contractual life	4 years 10 months 24 days
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Decrease in other current assets	$ (269)		$ (272)
Decrease in long-term debt	(6,392)		$ (3,852)
Adjustments for New Accounting Principle, Early Adoption [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Decrease in other current assets	14
Decrease in long-term debt	$ 14
ESPP Member]
Share-based Compensation
Offering period	12 months
Percent employees can purchase shares at	85.00%
Discount from market price	15.00%
Stock Option [Member]
Share-based Compensation
Contractual life	8 years
Vesting period	4 years
Restricted Stock and Restricted Stock Units [Member]
Share-based Compensation
Vesting period	4 years
Restricted Stock and Restricted Stock Units [Member] | Director [Member]
Share-based Compensation
Vesting period	6 months
Minimum [Member]
Other Intangible Assets
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Other Intangible Assets
Finite-lived intangible asset, useful life	20 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment
Useful life	15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment
Useful life	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Useful life	15 years
Capitalized Internal Software [Member] | Minimum [Member]
Property, Plant and Equipment
Useful life	3 years
Capitalized Internal Software [Member] | Maximum [Member]
Property, Plant and Equipment
Useful life	7 years